Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6.	COMMITMENTS AND CONTINGENCIES

(a)
On January 22, 2013, the Company entered into a license agreement with Advanced NeuroRehabilitation, LLC (“ANR”) for an exclusive right to ANR’s patent pending technology, claims and knowhow. In addition to the issuance of 91,628 shares of common stock to ANR, the Company agreed to pay a 4
% royalty on net revenue on the sales of devices covered by the patent-pending technology and services related to the therapy or use of devices covered by the patent-pending technology. For the nine months ended September 30, 2020, the Company recorded approximately
$15
 thousand in royalty expenses in its condensed consolidated statement of operations and comprehensive loss. For the nine months ended September 30, 2019, the Company recorded approximately
$52
 thousand in royalty expenses in its condensed consolidated statement of operations and comprehensive loss.

(b)
On October 30, 2017, HMI amended the Asset Purchase Agreement with A&B (HK) Company Ltd. (“A&B”) which specified that if the Company fails to obtain FDA marketing authorization for commercialization of or otherwise fails to ensure that the PoNS device is available for purchase by the U.S. Government by December 31, 2021, the Company would be subject to a $2.0 million contract penalty payable to A&B, unless the Company receives an exemption for the requirement of FDA marketing authorization from the U.S. Army Medical Material Agency. In December 2018, the U.S. Army notified the Company that it was amending the Agreement such that the satisfaction of the obligation of the contract was changed from FDA marketing authorization of the PoNS device to submitting of an application for marketing authorization of the PoNS device with the FDA. As the Company submitted its application for marketing authorization of the PoNS device to the FDA on August 31, 2018, and with copies of the submission documents provided to the U.S. Army, the Company has met its obligation under the amended agreement. Based on this amendment the Company has determined that the possibility of a payment under this contractual penalty is remote.

(c)
In March 2017, the Company entered into a lease for office space in Newtown, Pennsylvania. The initial term of the lease was from July 1, 2017 through December 31, 2022
, with an option to extend until 2027
. In July 2017, the Company amended the contract to commence the lease on July 17, 2017 through January 16, 2023
, with an option to extend until January 2028
. Lease extension options were not included in the lease term as it was not reasonably certain that the Company would elect to utilize the option to extend. Monthly rent plus utilities were approximately $20 thousand per month beginning in January 2018
with a 3
% annual increase.

In May 2020, the Company terminated its lease and entered into a new lease (the “Lease Amendment”) for a smaller footprint of the current office space in Newtown, Pennsylvania. Lease payments under the original contract will be made through December 2020. The Lease Amendment was determined to be a partial termination that qualified as a change of accounting of the existing lease and not a separate contract. As such, the ROU assets and operating lease liabilities were remeasured using an incremental borrowing rate at the date of modification. The carrying value of the ROU asset decreased on a basis proportionate to the partial termination by approximately $0.4 million and the related lease liability decreased by approximately $0.4 million. The Company recorded a gain of approximately $0.1
 million resulting from the difference between the reduction in the lease liability and the proportionate reduction of the ROU asset. This amount is recorded as a component of other income in the condensed consolidated statement of operations and comprehensive loss for the nine months ended September 30, 2020.
The initial lease term of the Lease Amendment is from July 1, 2020 through June 30, 2021
, with options to extend for successive six
month periods. Two lease extension options were included in the lease term as it was reasonably certain that the Company would elect to utilize the option to extend for this period of time. Monthly rent plus utilities will be approximately $5 thousand per month beginning in January 2021
with a 3
% annual increase.
The following table summarizes the Company’s operating lease information including future minimum lease payments under a non-cancellable
lease as of September 30, 2020 (amounts in thousands).

For the Nine Months Ended September 30, 2020
Operating lease cost	$57
Operating lease – operating cash flows	$189
Weighted average remaining lease term	1.75 years
Weighted average discount rate	7.2%

Future minimum lease payments under non-cancellable lease as of September 30, 2020 were as follows:
For the Period Ending December 31,
2020 (remaining three months)	$63
2021	63
2022	32

Total future minimum lease payments	158
Less imputed interest	(4)

Total liability	$154

Reported as of September 30, 2020
Current operating lease liabilit y	107
Non-current operating lease liabilit y	47

Total	$154

(d)
On December 29, 2017, HMI (formerly known as NeuroHabilitation Corporation) entered into a Manufacturing and Supply Agreement (“MSA”) with Key Tronic Corporation (“Key Tronic”), for the manufacture and supply of the Company’s PoNS device based upon the Company’s product specifications as set forth in the MSA. Per the agreement, the Company shall provide to Key Tronic a rolling forecast for the procurement of parts and material and within normal lead times based on estimated delivery dates for the manufacture of the PoNS device. The term of the agreement is for three years and will automatically renew for additional consecutive terms of one year, unless cancelled by either party upon
180-day
written notice to the other party prior to the end of the then current term. On June 1, 2020, HMI extended the existing manufacturing agreement with Key Tronic for a second three year term from December 29, 2020 until December 31, 2023. As of September 30, 2020, the Company did no
t have any outstanding commitments to Key Tronic to complete the Company’s forecasts for the procurement of materials necessary for the delivery of PoNS devices.

(e)
The Company was granted a $323
 thousand loan on April 13, 2020 under the Paycheck Protection Program (the “PPP Loan”) established under the CARES Act. The Company planned to use the proceeds from the PPP Loan for covered payroll costs, rent and utilities in accordance with the relevant terms and conditions of the CARES Act. However, based upon subsequent guidance issued by the Federal Government, including a presumption that publicly traded companies may not be eligible for a PPP loan, the Company returned the PPP Loan proceeds in May 2020 and paid interest for the period of time the loan was outstanding.

Legal Contingencies
Caramahai v. Helius Medical Technologies, Inc. et al.
On or about July 9, 2019, a putative shareholder class action lawsuit,
Caramahai v. Helius Medical Technologies, Inc. et al.
, Case No.
1:19-cv-06365
(S.D.N.Y.), was filed against the Company and three of its individual officers in the Southern District of New York (“the
Caramahai
Action”). The lawsuit alleges that the Company made materially false and misleading statements regarding the prospects for FDA approval of Helius’ application for de novo classification and clearance of its PoNS device in the United States. As a result of these alleged misstatements, the
Caramahai
Action asserts claims on behalf of shareholders who bought or sold Helius common stock between from November 9, 2017 to April 10, 2019 for alleged violations of the federal securities laws, specifically Section 10(b) and Rule
10b-5
of the Securities Exchange Act of 1934, as amended.
On or about July 31, 2019, a putative shareholder class action lawsuit,
Evans v. Helius Medical Technologies, Inc. et al.
, Case No.
1:19-cv-07171
(S.D.N.Y.), was filed against the Company and three of its individual officers in the Southern District of New York (the “
Evans
Action”). The
Evans
Action alleges similar claims as the
Caramahai
Action.
On September 9, 2019, three Helius shareholders each filed motions in the
Caramahai
and
Evans
cases seeking to consolidate the two proceedings into a single putative class action. The individual motions also sought to have the movant appointed as Lead Plaintiff (the plaintiff responsible for prosecuting the class’s claims and has the power to settle and release claims of all class members) and have the movant’s attorneys appointed as Lead Counsel. On September 13 and 17, 2019, respectively, two of the movants filed notices withdrawing their motions on the ground that they did not appear to have “the largest financial interest in the relief sought by the class.” The third movant was appointed Lead Plaintiff on April 28, 2020 and movant’s attorneys were appointed as Lead Counsel.
During the second quarter of 2020, the plaintiffs voluntarily dismissed the lawsuit without prejudice, ending the case. The U.S. District Judge signed the final order dismissing the litigation on July 1, 2020.

7. COMMITMENTS AND CONTINGENCIES

(a)
On January 22, 2013, the Company entered into a license agreement with Advanced NeuroRehabilitation, LLC (“ANR”) for an exclusive right on ANR’s patent pending technology, claims and knowhow. In addition to the issuance of 91,628 shares of common stock, the Company agreed to pay a 4% royalty on net revenue on the sales of devices covered by the patent-pending technology and services related to the therapy or use of devices covered by the patent-pending technology. For the years ended December 31, 2019 and 2018, the Company recorded approximately $59 thousand and $0, respectively, in royalty expenses in its consolidated statement of operations.

(b)
On October 30, 2017, HMI amended the Asset Purchase Agreement with A&B which specified that if the Company fails to obtain FDA marketing authorization for commercialization of or otherwise fails to ensure that the PoNS device is available for purchase by the U.S. Government by December 31, 2021, the Company would be subject to a $2.0 million contract penalty payable to A&B, unless the Company receives an exemption for the requirement of FDA marketing authorization from the U.S. Army Medical Material Agency. In December 2018, the U.S. Army notified the Company that they were amending the Agreement such that the satisfaction of the obligation of the contract was changed from FDA marketing authorization of the PoNS device to submitting of an application for marketing authorization of the PoNS device with the FDA. As the Company submitted its application for marketing authorization of the PoNS device to the FDA on August 31, 2018, and with copies of the submission documents provided to the U.S. Army, the Company has met its obligation under the amended agreement. Based on this amendment the Company has determined that the possibility of a payment under this contractual penalty is remote.

(c)
In November 2014, the Company signed a development and distribution agreement with Altair LLC to apply for registration and distribution of the PoNS device in the territories of the former Soviet Union. Through March 31, 2019, the Company was entitled to receive a 7% royalty on sales of the devices within the territories. Altair terminated the distribution agreement effective May, 20, 2019. The Company made no commercial sales in the territories pursuant to the distribution agreement.

(d)
In March 2017, the Company entered into a lease for office space in Newtown, Pennsylvania. The initial term of the lease is from July 1, 2017 through December 31, 2022, with an option to extend until 2027. In July 2017, the Company amended the contract to commence the lease on July 17, 2017 through January 16, 2023, with an option to extend until January 2028. It is not reasonably certain at this point in time that the Company will elect to utilize the option to extend. Monthly rent plus utilities will be approximately $20 thousand per month beginning in January 2018 with a 3% annual increase.

The following table summarizes the Company’s operating lease information including future minimum lease payments under a non-cancellable lease as of December 31, 2019 (amounts in thousands):

For the Year Ending December 31, 2019
Operating lease cost	$224
Operating lease – operating cash flows	$246
Weighted average remaining lease term	3.05 years
Weighted average discount rate	15.1%

Future minimum lease payments under non-cancellable lease as of December 31, 2019 were as follows:
For the Period Ending December 31,
2020	$253
2021	260
2022	267
2023	10

Total future minimum lease payments	790
Less imputed interest	(153)

Total liability	$637

Reported as of December 31, 2019
Current operating lease liability	172
Non-current operating lease liability	465

Total	$637

(e)
On December 29, 2017, HMI (formerly known as NeuroHabilitation Corporation) entered into a Manufacturing and Supply Agreement (“MSA”) with Key Tronic Corporation (“Key Tronic”), for the manufacture and supply of the Company’s PoNS device based upon the Company’s product specifications as set forth in the MSA. Per the agreement, the Company shall provide to Key Tronic a rolling forecast for the procurement of parts and material and within normal lead times based on estimated delivery dates for the manufacture of the PoNS device. The term of the agreement is for three years and the agreement will automatically renew for additional consecutive terms of one year, unless cancelled by either party upon
180-day
written notice to the other party prior to the end of the then current term. As of December 31, 2019, the Company had a $0.1 million obligation to Key Tronic to complete the Company’s forecast for the procurement of materials necessary for the delivery of PoNS devices.

(f)
In September 2018, the Company entered into an exclusive strategic alliance agreement with HTC and Heuro to establish up to three founding clinics to treat patients and create a replicable model for future clinic expansion. Under the terms of the agreement, the parties developed a clinic system to facilitate the commercialization of the PoNS Treatment in Canada. Under the terms of the agreement, the parties contracted with the clinics and developed a model for the clinics to deliver clinical services, featuring the PoNS Treatment to manage neurological conditions. During the second quarter of 2019, the Company entered into the clinic expansion phase of this alliance with the addition of three new PoNS authorized clinics, bringing the total number of clinics authorized to treat patients with the PoNS device to five in Canada. The agreement also provided for HTC to pay the Company CAD$750 thousand in three annual payments of CAD$250 thousand beginning December 31, 2019, in consideration for the exclusivity right the Company granted to Heuro. The Company and HTC governed the agreement through a joint steering committee, and each funded up to 50% of Heuro’s operating budget as agreed upon by a joint steering committee and shared in the net profits and losses of Heuro on a 50/50 basis. On October 30, 2019, the Company entered into a Share Purchase Agreement with HTC to purchase Heuro. The receivable was considered part of the consideration for acquisition and was imbedded in the purchase price allocation. See Note 2 for details of the transaction. For the years ended December 31, 2019 and 2018, the Company recorded $0.1 million and $0.2 million, respectively, in expenses for its share of the estimated costs incurred by Heuro. Additionally, for the year ended December 31, 2018, the Company recorded $0.2 million of expenses incurred by the Company in performing services on behalf of Heuro. The aforementioned expenses were recorded as general and administrative expenses in the Company’s consolidated statement of operations and comprehensive loss. During the year ended December 31, 2019, the Company recorded $0.1 million in cost of sales for services rendered in the Company’s consolidated statement of operations and comprehensive loss. Further for the year ended December 31, 2019, the Company recognized $37 thousand in fee revenue related to its arrangement with HTC and Heuro (see Note 2).